Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Disclosure of detailed information about earnings per share	The following table reflects the income and share data used in the basic and diluted EPS calculations:

	2024	2023	2022
		Restated[1]	Restated[1]
Profit before tax ($m)	295.8	196.5	121.6
Tax ($m)	(77.8)	(55.2)	(23.4)
Profit after tax ($m)	218.0	141.3	98.2
AT1 dividends paid ($m)	(13.3)	-13.3	(6.6)
Profit attributable to ordinary shareholders of the Group ($m)	204.7	128.0	91.6
Weighted average number of ordinary shares during the year	69,231,625	66,018,514	66,051,966
Basic earnings per share ($)	2.96	1.94	1.39
Weighted average number of ordinary shares for basic EPS	69,231,625	66,018,514	66,051,966
Effect of dilution from:
Share schemes	6,047,829	4,304,953	1,518,855
Weighted average number of ordinary shares adjusted for the effect of dilution	75,279,454	70,323,467	67,570,821
Diluted earnings per share ($)	2.72	1.82	1.36
*1.The comparative weighted average number of ordinary shares has been restated to reflect the share capital reorganisation. This resulted in the weighted average number of shares outstanding decreasing, impacting the calculation of basic and diluted earnings per share. On 25th April a series of share capital reorganisation steps were undertaken to re-denominate the share capital prior to the completion of the IPO. Refer to Note 26 for more detail on the share capital reorganisation.